Consolidated cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 21,153	$ 19,859	$ 20,251
Dividends from equity accounted units		1,070	1,067	610
Cash flows from operations		22,223	20,926	20,861
Net interest paid		(862)	(685)	(612)
Dividends paid to holders of non-controlling interests in subsidiaries		(314)	(477)	(462)
Tax paid		(4,215)	(4,165)	(4,627)
Net cash generated from operating activities		16,832	15,599	15,160
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	[2]	(12,335)	(9,621)	(7,086)
Sales of property, plant and equipment and intangible assets		50	30	9
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired		(6,022)	(346)	(834)
Disposals of subsidiaries, joint ventures, joint operations and associates		0	427	0
Purchases of financial assets		(385)	(113)	(39)
Sales of financial assets	[3]	223	677	1,220
Net funding of equity accounted units	[2]	(669)	(784)	(144)
Other investing cash flows		(197)	136	(88)
Net cash used in investing activities		(19,335)	(9,594)	(6,962)
Cash flows before financing activities		(2,503)	6,005	8,198
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(6,145)	(7,025)	(6,470)
Proceeds from additional borrowings, net of issue costs		16,019	261	1,833
Repayment of borrowings and associated derivatives		(8,189)	(860)	(310)
Lease principal payments		(522)	(455)	(426)
Proceeds from issue of equity to non-controlling interests	[2]	1,628	1,574	127
Purchase of non-controlling interest		0	(591)	(33)
Other financing cash flows		(2)	2	2
Net cash from/(used in) financing activities		2,789	(7,094)	(5,277)
Effects of exchange rates on cash and cash equivalents		95	(99)	(23)
Net increase/(decrease) in cash and cash equivalents		381	(1,188)	2,898
Opening cash and cash equivalents less overdrafts		8,484	9,672	6,774
Closing cash and cash equivalents less overdrafts		$ 8,865	$ 8,484	$ 9,672

[1]

(a) Cash flows from consolidated operations	Note	2025 US$m	2024 US$m	2023 US$m
Profit after tax for the year		10,249	11,574	9,953
Adjustments for:
– Taxation		4,319	4,041	3,832
– Finance items		1,846	876	1,713
– Share of profit after tax of equity accounted units		(1,478)	(838)	(675)
– Gains on consolidation and disposal of interests in businesses	5	–	(1,214)	–
– Net impairment charges	4	341	538	936
– Depreciation and amortisation		6,577	5,918	5,334
– Provisions (including exchange differences on provisions)		998	398	1,470
Utilisation of other provisions	19	(402)	(94)	(104)
Utilisation of provisions for close-down and restoration	14	(1,049)	(1,142)	(777)
Utilisation of provisions for post-retirement benefits and other employment costs	27	(183)	(133)	(277)
Change in inventories		(377)	205	(422)
Change in receivables and other assets		(460)	(202)	(418)
Change in trade and other payables		593	54	(86)
Other items(d)		179	(122)	(228)
		21,153	19,859	20,251

[2]
In 2025, our net cash outflow in relation to the Simandou iron ore project, excluding cash generated from operating activities, was US$1,455 million (2024: US$1,292 million). This includes cash outflows of US$2,219 million (2024: US$1,832 million) for purchases of property, plant and equipment, and US$557 million as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port Holding Entities (2024: US$652 million, in addition to an initial US$313 million for the acquisition of the WCS Rail and
Port Holding Entities). We received related cash inflows of US$1,321 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited (2024: US$1,505 million, of which US$411 million related to CIOH’s share of expenditure incurred up until the end of December 2023 to progress critical works).

[3]
In 2025, we received net proceeds of US$218 million (2024: US$675 million and 2023: US$1,157 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 20 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or
“Purchases of financial assets” depending on the overall net position at each reporting date.